PAINEWEBBER MUTUAL FUNDS

          PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

                                                               October 28, 1999

Dear Investor,

         This is a supplement to the prospectuses and Statements of Additional Information, as applicable, of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you of the change of address for the PaineWebber Mutual Funds and Mitchell Hutchins Asset Management Inc.

         The PaineWebber Mutual Funds and Mitchell Hutchins Asset Management Inc. have changed their address to 51 West 52nd Street, New York, New York 10019-6114.


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         PAINEWEBBER CASHFUND, INC.

         LIQUID INSTITUTIONAL RESERVES

             Money Market Fund
             Government Securities Fund
             Treasury Securities Fund

         MITCHELL HUTCHINS LIR SELECT MONEY FUND

         PAINEWEBBER RMA

             Money Market Portfolio
             U.S. Government Portfolio
             Tax-Free Fund
             California Municipal Money Fund
             New Jersey Municipal Money Fund
             New York Municipal Money Fund

         PAINEWEBBER RETIREMENT MONEY FUND